Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.faegredrinker.com

February 5, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Conestoga Funds (the “Trust”)

(1933 Act Registration No. 333-90720)

(1940 Act Registration No. 811-21120)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the Trust’s prospectus and statement of additional information each dated January 31, 2025 that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the Trust’s prospectus and statement of additional information dated January 31, 2025 contained in Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A under the Securities Act and the Investment Company Act of 1940, as amended, which was filed on January 24, 2025 (Accession No. 0001398344-25-001052).

Questions and comments concerning this filing may be directed to the undersigned at (215) 255-6842.

Very truly yours,

/s/ Gloria Y. Liu
Gloria Y. Liu

cc:	Joshua B. Deringer
Andrew Seaberg